UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F-HR

                              Form 13F Cover Page

           Report for the Calendar Year of Quarter Ended:  12/31/2012

Check here if Amendment [  ];  Amendment Number:
This Amendment:         [  ]   is a restatement.
                        [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Asset Managment Group, Inc.
Address: 60 Long Ridge Road
         Suite 305
         Stamford,CT  06902

Form 13F File Number:  028-14759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  LeGrand S. Redfield, Jr.
Title: President
Phone: 203 964-8300

Signature, Place, and Date of Signing:

/s/LeGrand S. Redfield, Jr.      Stamford, CT                  February 1, 2013
-------------------------------------------------------------------------------
[Signature]                      [City, State]                 [Date]

Report type(Check only one.):

[X] 13F HOLDINGS REPORT

[] 13F NOTICE

[] 13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:  0

Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total(thousands): 132752


List of Other Included Managers: NONE

                                        Title of          Value       Shrs or   Sh/ Put/ Investment  Other     Voting Authority
Name of Issuer                            Class  Cusip   (x$1000)     Prn Amt  Prns Call Discretion Managers  Sole  Shared  None
____________________________________________________________________________________________________________________________________
Abbott Laboratories                        SK  002824100 720          10993     SH          None                           10993
America Movil SAB Spsr Adr                 SK  02364W105 203          8787      SH          None                           8787
Apple Computers                            SK  037833100 540          1014      SH          None                           1014
Barclay's Aggregate Bond Index I-Shares    ET  464287226 13905        125184    SH          None                           125184
Berkley W R Corporation                    SK  084423102 804          21303     SH          None                           21303
Berkshire Hathaway Cl B                    SK  084670702 294          3280      SH          None                           3280
Cisco Systems Inc                          SK  17275R102 205          10414     SH          None                           10414
Copsync Inc                                SK  65653RAD5 4            40485     SH          None                           40485
Dominos Pizza Inc                          SK  25754A201 795          18257     SH          None                           18257
Exxon Corporation                          SK  30231G102 612          7075      SH          None                           7075
General Electric Co.                       SK  369604103 563          26829     SH          None                           26829
Ishares Barclays Bd Fd 7-10 Yr Tr          ET  464287440 7168         66681     SH          None                           66681
Ishares Barclays Tips Bond Fund            ET  464287176 9477         78060     SH          None                           78060
Ishares Gold Trust                         ET  464285105 577          35425     SH          None                           35425
Ishares Goldman Sachs Tech Index           ET  464287549 927          13739     SH          None                           13739
Ishares Lehman Treas Bond 1-3 Year         ET  464287457 1374         16275     SH          None                           16275
Ishares MSCI Brazil Index                  ET  464286400 262          4684      SH          None                           4684
Ishares Msci Canada Idx Fd                 ET  464286509 829          29202     SH          None                           29202
Ishares Msci Emrg Mkt Fd                   ET  464287234 5750         129649    SH          None                           129649
Ishares Russell Midcap Index Fund          ET  464287499 803          7099      SH          None                           7099
Ishares Russell Midcap Value Index Fund    ET  464287473 6533         130043    SH          None                           130043
Ishares S&P 500 Growth S&P 500 Growth In   ET  464287309 1183         15614     SH          None                           15614
Ishares S&P GSCI Commodity Indexed         ET  46428R107 259          7910      SH          None                           7910
Ishares S&P Midcap 400 Bar Val             ET  464287705 5581         63320     SH          None                           63320
Ishares S&P Midcap 400 Growth Index Fund   ET  464287606 2317         20252     SH          None                           20252
Ishares S&P North Am Fund                  ET  464287374 2385         62501     SH          None                           62501
Ishares S&P Smallcap 600 Growth Index Fu   ET  464287887 1809         21524     SH          None                           21524
Ishares S&P Smallcap 600 Value             ET  464287879 4725         58397     SH          None                           58397
Ishares Tr Cohen & Steer Realty Majors I   ET  464287564 4702         59868     SH          None                           59868
Ishares Tr Msci Eafe                       ET  464287465 3546         62357     SH          None                           62357
Ishares Tr Russell 1000 Growth             ET  464287614 352          5376      SH          None                           5376
Ishares Tr Russell 1000 Val                ET  464287598 4860         66740     SH          None                           66740
Ishares Tr Russell 2000 Val                ET  464287630 1634         21643     SH          None                           21643
Ishares Tr Russell 3000 Russell 3000 Gro   ET  464287671 357          6689      SH          None                           6689
Ishares Tr Russell 3000 Val                ET  464287663 2266         23768     SH          None                           23768
Ishares Tr S&P 500 Barra Val               ET  464287408 5205         78393     SH          None                           78393
Ishares Tr S&P Midcap S&P Midcap 400 Ind   ET  464287507 4895         48136     SH          None                           48136
Ishares Tr S&P Smallcap 600                ET  464287804 1148         14703     SH          None                           14703
Ishares Trust Dow Jones Select Dividend    ET  464287168 1902         33229     SH          None                           33229
Ishares Trust Index Fund Ftse Xinhua Hk    ET  464287184 357          8829      SH          None                           8829
Ishares Trust S&P 500 Index                ET  464287200 601          4197      SH          None                           4197
Johnson & Johnson                          SK  478160104 1560         22249     SH          None                           22249
Mid Cap S P D R Trust Unit Ser             ET  78467Y107 603          3245      SH          None                           3245
Omnicom Group Inc                          SK  681919106 1259         25191     SH          None                           25191
Paychex Inc                                SK  704326107 231          7419      SH          None                           7419
Pepsico                                    SK  713448108 3117         45546     SH          None                           45546
Pfizer Inc                                 SK  717081103 724          28874     SH          None                           28874
Powershares QQQ Trust, Ser 1               SK  73935A104 319          4891      SH          None                           4891
Powershs Ins National Muni Bond ETF        ET  73936T474 719          27939     SH          None                           27939
Procter & Gamble Co.                       SK  742718109 423          6229      SH          None                           6229
Proshares Ultra S&P 500                    ET  74347R107 1147         18999     SH          None                           18999
Pub Svc Ent Group Inc                      SK  744573106 282          9221      SH          None                           9221
S P D R Trust Unit Sr 1                    ET  78462F103 1003         7041      SH          None                           7041
Southridge Ent Inc New                     SK  84467T403 0            24000     SH          None                           24000
Spdr S&P Biotech Etf                       ET  78464A870 806          9163      SH          None                           9163
Vanguard Bond Index Short Term Bond ETF    ET  921937827 2985         36862     SH          None                           36862
Vanguard Div Appreciation ETF              ET  921908844 5773         96907     SH          None                           96907
Vanguard Emerging Market                   ET  922042858 855          19202     SH          None                           19202
Vanguard Energy Index                      ET  92204A306 1729         16905     SH          None                           16905
Vanguard Growth Etf Msci Us Prime Mkt      ET  922908736 458          6429      SH          None                           6429
Vanguard Info Technology                   ET  92204A702 348          5031      SH          None                           5031
Vanguard Msci Us Sm Cap Growth             ET  922908595 4255         47789     SH          None                           47789
Vanguard Total Bond Market Index ETF       ET  BND       206          2448      SH          None                           2448
Vanguard Total Stock Mkt                   ET  922908769 228          3117      SH          None                           3117
Wal Mart Stores                            SK  931142103 439          6434      SH          None                           6434
Walt Disney Co Holding Co                  SK  254687106 854          17149     SH          None                           17149